GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL
GOODWILL

13. GOODWILL

For the years ended December 31, 2024 and 2025, the changes in the carrying value of goodwill by segment are as follows:

	Existing home	New home	Home
	transaction	transaction	renovation
	services	services	and furnishing	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Gross carrying value
As of December 31, 2023	1,563,761	1,691,080	3,223,997	6,478,838
Addition	37,628	—	—	37,628
Disposal	(20,463)	—	—	(20,463)
As of December 31, 2024	1,580,926	1,691,080	3,223,997	6,496,003
Disposal(i)	(23,541)	—	—	(23,541)
As of December 31, 2025	1,557,385	1,691,080	3,223,997	6,472,462

Accumulated impairment
As of December 31, 2023	(1,008,553)	(597,286)	(16,192)	(1,622,031)
Impairment	(68,920)	(29,276)	—	(98,196)
Disposal	1,644	—	—	1,644
As of December 31, 2024	(1,075,829)	(626,562)	(16,192)	(1,718,583)
Impairment (ii)	(31,808)	(84,524)	—	(116,332)
Disposal	22,813	—	—	22,813
As of December 31, 2025	(1,084,824)	(711,086)	(16,192)	(1,812,102)

Net carrying value
As of December 31, 2023	555,208	1,093,794	3,207,805	4,856,807
As of December 31, 2024	505,097	1,064,518	3,207,805	4,777,420
As of December 31, 2025	472,561	979,994	3,207,805	4,660,360
(i)

During the year ended December 31, 2025, the Group disposed of several local real estate agency companies, which were primarily engaged in existing home transaction services in multiple cities, and RMB23.5 million of goodwill was derecognized.

(ii)

The Group performed goodwill impairment assessments for all its reporting units as of December 31, 2025, and weighed the relevant qualitative factors and quantitative assessment results in totality. As the actual financial performance of certain reporting units did not meet prior forecasted expectations due to unfavorable local market conditions, RMB116.3 million goodwill impairment loss was recorded, including RMB31.8 million related to reporting units within the existing home transaction services segment and RMB84.5 million related to reporting units within the new home transaction services segment.

In performing quantitative impairment tests, the Group used an income approach based on a discounted cash flow model (“DCF model”). Forecasts of future cash flows are based primarily on the best estimate of future net revenues, gross margin and operating expenses, which are subject to expected business operation, local market development, and general economic conditions. Material changes in these forecasts could significantly change the amount of impairment recorded. Therefore, it may be necessary to record further impairment charges to these reporting units in the future, if such changes occur.

13. GOODWILL (Continued)

Key assumptions used in quantitative impairment test

The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. The Group used a DCF model to estimate the fair value of the reporting units, as management believes forecasted operating cash flows are the best indicator of fair value. A number of significant assumptions were involved in the preparation of the DCF models, including future revenues and discount rates. The financial projection covering a five-year period of each reporting unit adopted in DCF models for impairment testing purpose is based on the financial budgets approved by the management of the Group, which considers the historical performance and its expectation for future market development. Cash flows beyond the five-year period are extrapolated using a long-term growth rate. Post-tax discount rates reflect market assessment of the weighted average cost of capital in the industry in which the Group operates and the specific risks relating to the Group.

As of December 31, 2025, the fair value of the home renovation and furnishing reporting unit exceeded its carrying value by 9.3%. The estimated fair value of a reporting unit is highly sensitive to changes in management’s estimates and assumptions including, but not limited to, the revenue growth rate and discount rate. The estimated fair value will fall below the carrying amount of the reporting unit if revenue decreases by 0.9% for each of the forecast year or if discount rate increases by 0.2%.

Certain future events and circumstances, including deterioration of market conditions, increases in interest rates, and unfavorable impacts on the projections used in the impairment test for the reporting unit discussed above, including changes in customer behavior, decreases in delivery capability, and delays or difficulties in achieving the Group’s profitability goals, could cause the fair value of this reporting unit to fall below its carrying value and a non-cash impairment charge would be required. Such a charge could have a material effect on the consolidated statements of comprehensive income and consolidated balance sheets.